UNSECURED CONVERTIBLE NOTES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Unsecured Convertible Notes
SCHEDULE OF LONG-TERM DEBT INSTRUMENTS

	September 30, 2025	December 31, 2024
2024 unsecured convertible note, 4% coupon, due December 2025	$—	$4,050
Unsecured convertible note, 4% coupon, due June 2026*	—	—
Unsecured convertible note, 4% coupon, due July 2026**	3,066	—
Less current portion	(3,066)	(4,050)
Total unsecured convertible note, long term	$—	$—

*	Represents the Second Tranche Note (as described in this Note 10)
**	Represents the Third Tranche Note (as described in this Note 10)

SCHEDULE OF UNSECURED CONVERTIBLE NOTES

Unsecured convertible notes consisted of the following at December 31, 2024 and December 31, 2023, in thousand:

	December 31, 2024	December 31, 2023
2024 unsecured convertible notes, 4% coupon, due December 2025	4,500	—
Less unamortized debt discounts	(450)	—

Total unsecured convertible notes, net of discount	$4,050	$—
Less current portion	(4,050)	—
Total unsecured convertible notes, net of discount non-current	$—	$—